GOODWILL	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
GOODWILL
GOODWILL

(US$ MILLIONS)	2018	2017
Balance at beginning of year	$1,554	$1,152
Acquisitions through business combinations (1)	957	342
Foreign currency translation	(100)	60
Balance at end of year	$2,411	$1,554
____________________________________

(1)	See Note 3 for additional information.
Goodwill is allocated to the following segments as at December 31, 2018 and 2017:

(US$ MILLIONS)	2018	2017
Business services	1,306	1,368
Infrastructure services	760	—
Industrial operations	345	186
Total	$2,411	$1,554